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                                  Form N-SAR
                                ANNUAL REPORT
                       FOR REGISTERED INVESTMENT COMPANIES

Report for six month period ending:       /  /      (a)

             or fiscal year ending:     12/31/2012  (b)

Is this a transition report?: (Y/N)  ___N____

Is this an amendment to a previous filing? (Y/N)  ___N___

Those items or sub-items with a box "[/]" after the item number should be completed only if the answer has changed from the previous filing on this form.

1.   A.  Registrant Name:     Thrivent Variable Annuity Account I
     B.  File Number:         811-21111
     C.  Telephone number:    (612) 844-7215

2.   A.  Street:    625 Fourth Avenue South
     B.  City:      Minneapolis
     C.  State:     MN
     D.  Zip Code:  55415      Zip Ext. 1672
     E.  Foreign Country:               Foreign Postal Code:

3.   Is this the first filing on this form by Registrant? (Y/N)      ___N___

4.   Is this the last filing on this form by Registrant?  (Y/N)      ___N___

5.   Is Registrant a small business investment company
     (SBIC)? (Y/N)                                                   ___N___
     [If answer is "Y" (Yes), complete only items 98 through 110.]

6.   Is Registrant a unit investment trust (UIT)? (Y/N)              ___Y___
     [If answer is "Y" (Yes), complete only items 111 through 132.]

UNIT INVESTMENT TRUSTS

111. A.  [/]  Depositor Name:  Thrivent Financial for Lutherans
     B.  [/]  File Number (If any):
     C.  [/]  City:  Minneapolis   State:  MN
              Zip Code:  55415   Zip Ext.:  1672
         [/]  Foreign Country:________________  Foreign Postal Code:________

111. A.  [/]  Depositor Name:_______________________________________________
     B.  [/]  File Number (If any):_______________
     C.  [/]  City:________________   State:___________
              Zip Code:________   Zip Ext.:________
         [/]  Foreign Country:________________  Foreign Postal Code:________

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112. A.  [/]  Sponsor Name:_________________________________________________
     B.  [/]  File Number (If any):_______________
     C.  [/]  City:________________   State:___________
              Zip Code:________   Zip Ext.:________
         [/]  Foreign Country:________________  Foreign Postal Code:________

112. A.  [/]  Sponsor Name:_________________________________________________
     B.  [/]  File Number (If any):_______________
     C.  [/]  City:________________   State:___________
              Zip Code:________   Zip Ext.:________
         [/]  Foreign Country:________________  Foreign Postal Code:________

113. A.  [/]  Trustee Name:_________________________________________________
     B.  [/]  City:________________   State:___________
              Zip Code:________   Zip Ext.:________
         [/]  Foreign Country:________________  Foreign Postal Code:________

113. A.  [/]  Trustee Name:_________________________________________________
     B.  [/]  City:________________   State:___________
              Zip Code:________   Zip Ext.:________
         [/]  Foreign Country:________________  Foreign Postal Code:________

114. A.  [/]  Principal Underwriter Name:  Thrivent Investment Management
                                           Inc.
     B.  [/]  File Number: 8-36525
     C.  [/]  City:  Minneapolis   State:  MN
              Zip Code:  55415   Zip Ext.:  1672
         [/]  Foreign Country:________________  Foreign Postal Code:________

114. A.  [/]  Principal Underwriter Name:___________________________________
     B.  [/]  File Number: 8-_________________
     C.  [/]  City:________________   State:___________
              Zip Code:__________   Zip Ext.:________
         [/]  Foreign Country:________________  Foreign Postal Code:________

115. A.  [/]  Independent Public Accountant Name:  Ernst & Young LLP
     B.  [/]  City:  Milwaukee   State:  WI
              Zip Code:  53202   Zip Ext.:________
         [/]  Foreign Country:________________  Foreign Postal Code:________

115. A.  [/]  Independent Public Accountant Name:  _________________________
     B.  [/]  City:________________   State:___________
              Zip Code:__________   Zip Ext.:________
         [/]  Foreign Country:________________  Foreign Postal Code:________

116. Family of investment companies information:

     A.  [/]  Is Registrant part of a family of investment
              companies?  (Y/N)                                      ___Y___
                                                                         Y/N

     B.  [/]  Identify the family in 10 letters: T H R I V E N T V C

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              (NOTE:  In filing this form, use this identification
              consistently for all investment companies in family. This designation is for purposes of this form only.)

117. A.  [/]  Is Registrant a separate account of an insurance
              company?  (Y/N)                                        ___Y___
                                                                         Y/N
     If answer is "Y" (Yes), are any of the following types of contracts funded by the Registrant?:

     B.  [/]  Variable annuity contracts?  (Y/N)                     ___Y___
                                                                         Y/N

     C.  [/]  Scheduled premium variable life contracts?  (Y/N)      ___N___
                                                                         Y/N

     D.  [/]  Flexible premium variable life contracts?  (Y/N)       ___N___
                                                                         Y/N

     E.  [/]  Other types of insurance products registered under
              the Securities Act of 1933?  (Y/N)                     ___N___
                                                                         Y/N

118. [/]  State the number of series existing at the end of the period that had securities registered under the Securities
          Act of 1933                                                ___1___

119. [/]  State the number of new series for which registration statements under the Securities Act of 1933 became
          effective during the period                                ___0___

120. [/]  State the total value of the portfolio securities on the date of deposit for the new series included in item
          119 ($000's omitted)                                       $__0___

121. [/]  State the number of series for which a current prospectus
          was in existence at the end of the period                  ___1___

122. [/]  State the number of existing series for which additional units were registered under the Securities Act of 1933
          during the current period                                  ___0___

123. [/]  State the total value of the additional units considered
          in answering item 122 ($000's omitted)                     $__0___

124. [/]  State the total value of units of prior series that were placed in the portfolios of subsequent series during the
          current period (the value of these units is to be measured on the date they were placed in the subsequent series)
          ($000's omitted)                                           $__0___

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125. [/]  State the total dollar amount of sales loads collected
          (before reallowances to other brokers or dealers) by
          Registrant's principal underwriter and any underwriter
          which is an affiliated person of the principal underwriter during the current period solely from the sale of units
          of all series of Registrant ($000's omitted)               $3,594

126. Of the amount shown in item 125, state the total dollar amount of sales loads collected from secondary market operations in
     Registrant's units (include the sales loads, if any, collected on units of a prior series placed in the portfolio of a
     subsequent series.) ($000's omitted)                            $__0___

127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):

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
                                                  Number of                          Total Income
                                                    Series       Total Assets       Distributions
                                                  Investing    ($000's omitted)    ($000's omitted)
                                                  ---------    ----------------    ----------------
A.  U.S. Treasury direct issue                     _______        $__________         $__________

B.  U.S. Government agency                         _______        $__________         $__________

C.  State and municipal tax-free                   _______        $__________         $__________

D.  Public utility debt                            _______        $__________         $__________

E.  Brokers or dealers debt or debt of
    brokers' or dealers' parent                    _______        $__________         $__________

F.  All other corporate intermed. &
    long-term debt                                 _______        $__________         $__________

G.  All other corporate short-term debt            _______        $__________         $__________

H.  Equity securities of brokers or dealers
    or parents of brokers or dealers               _______        $__________         $__________

I.  Investment company equity securities           _______        $__________         $__________

J.  All other equity securities                    _______        $11,729,391         $   160,060

K.  Other securities                               _______        $__________         $__________

L.  Total assets of all series of registrant       _______        $11,729,391         $__________

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128. [/]  Is the timely payment of principal and interest on any of the portfolio securities held by any of Registrant's series at the end of the current period insured or guaranteed by
          an entity other than the issuer? (Y/N)                     ___N___
                                                                         Y/N
          [If the answer is "N" (No), go to item 131.]

129. [/]  Is the issuer of any instrument covered in item 128 delinquent or in default as to payment of principal or
          interest at the end of the current period? (Y/N)           _______
                                                                         Y/N
          [If the answer is "N" (No), go to item 131.]

130. [/]  In computations of NAV or offering price per unit, is any part of the value attributed to instruments identified in
          item 129 derived from insurance or guarantees? (Y/N)       _______
                                                                         Y/N

131. Total expenses incurred by all series of Registrant during the
     current reporting period ($000's omitted)                      $136,654

132. [/] List the "811" (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing:

         811-21111     811-_____     811-_____     811-_____     811-_____

         811-_____     811-_____     811-_____     811-_____     811-_____

         811-_____     811-_____     811-_____     811-_____     811-_____

         811-_____     811-_____     811-_____     811-_____     811-_____

         811-_____     811-_____     811-_____     811-_____     811-_____

This report is signed on behalf of the Registrant in the City of Minneapolis and the State of Minnesota on the 25th day of February, 2013.

                                         THRIVENT VARIABLE ANNUITY ACCOUNT I
                                                     (Registrant)

                                         By THRIVENT FINANCIAL FOR LUTHERANS
                                                     (Depositor)

                                           By /s/ James M. Odland
                                              ------------------------------
                                              James M. Odland
                                              Vice President

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